Note 6 - Operating (Loss) Profit (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Amortization of intangible assets	223	990	840	548
Depreciation of property, plant and equipment	214	430	420	103
Operating lease costs – land and buildings	-	548	304	174
Operating lease costs – motor vehicles	-	65	-	-
Operating lease costs – other equipment	-	33	-	-
Gain/(loss) on foreign exchange	-	-	59	-
Auditors’ remuneration – audit fees	97	253	414	246
Auditors’ remuneration – audit related services	-	26	-	57
Auditors’ remuneration – tax services	-	28	13	-
Directors emoluments	104	611	1,131	1,705
Gain/(loss) on disposal of assets	38	(2,615)	1,356	-